TABLE OF CONTENTS

SECTION                                                                     PAGE
-------                                                                     ----

A Message From Your Chairman                                                   1

Financial Highlights                                                           2

Statement of Assets and Liabilities                                            3

Schedule of Investments in Securities                                          4

Statement of Operations                                                        5

Statements of Changes in Net Assets                                            6

Notes to Financial Statements                                                  7

A MESSAGE FROM YOUR CHAIRMAN....


Dear Shareholders,

     The first half of the Impact Management Investment Trust's 1999 fiscal year included a market bottom in October followed by a significant advance in the various market indices that was, in some ways characterized by a sub-surface condition that can only be compared to the late 1920's. Of course we all know how that period of stock market history ended in 1929, followed by the Great Depression of the 1930's. Though there are similarities, today's world has so much more interconnectedness in it, it would likely be a bit naive to assume that the 1920's and `30's are about to repeat themselves exactly.

     What the similarities do suggest however is that, as before, the stock market has been embraced by the general public in a way that tends to occur very infrequently and usually ends up in a less than "Everyone's Getting Rich" result, (see the cover of the May 1999 edition of Money Magazine).

     Long-term takes a long time when you're living it out one day at a time. However, every investor should try to keep in mind that many invest for a lifetime and that the stock market may be positioning itself for a lower risk, higher potential opportunity in the next few years than anyone has seen in nearly three decades. In the meantime, the Fund's Trustees want you to know that they continue to seek ways to bring you the best quality money management team in order to find the balance between taking advantage of stock market opportunities and protection of your hard earned money.


Sincerely,
Charles R. Clark
Chairman
Impact Management Investment Trust

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                                   Six Months
                                                                      Ended          Year Ended
                                                                 March 31, 1999     September 30,
                                                                  (Unaudited)            1998
                                                                 -------------      -------------
PER SHARE DATA*
     Investment Income                                           $        0.15      $        0.29
     Expenses                                                            (0.10)             (0.21)
                                                                 -------------      -------------
     Net investment income                                                0.05               0.08
     Distributions from net investment income                            (0.05)             (0.01)
     Net realized and unrealized gain (loss) on investment                0.94              (1.66)
     Distributions from realized gain on investments                      0.00               0.00
                                                                 -------------      -------------

     Net increase (decrease) in net asset value                           0.94              (1.59)

     Net asset value:
          Beginning of period                                             8.33               9.92
                                                                 -------------      -------------

          End of period                                          $        9.27      $        8.33
                                                                 =============      =============
RATIOS AND SUPPLEMENTAL DATA
     Total return^                                                       11.28%~           (15.93)%
     Ratio of expenses to average net assets^                             2.25%+             2.25%
     Ratio of net investment income to average net assets^                1.04%+             0.88%
     Portfolio turnover rate                                             81.64%            221.45%
     Average commission rate paid                                $      0.1636      $      0.1296
     Net assets, end of period                                   $   8,396,323      $   3,925,928
     Shares of beneficial interest outstanding, end of period          905,312            471,512
     Number of shareholder accounts, end of period                         182                136

---------------------------------------------------------------
* Selected data for a share of beneficial interest outstanding throughout each period.
~    Not annualized.
+    Annualized
^ Excludes administrative fee and account closing fee charged directly to shareholder accounts (see Note 4 to financial statements).

                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 1999
                                    Unaudited


ASSETS
     Investments in securities, at value -
          identified cost $3,333,891                                $ 3,812,457
     Cash                                                             4,607,155
     Interest Receivable                                                     90
                                                                    -----------

               Total assets                                           8,419,702
                                                                    -----------
LIABILITIES
     Payable for investment securities purchased                          4,881
     Investment advisory fee payable                                      8,879
     Distribution expenses payable                                        7,104
     Administrative Fee Payable                                           2,515
                                                                    -----------

               Total liabilities                                         23,379
                                                                    -----------

NET ASSETS                                                          $ 8,396,323
                                                                    ===========
NET ASSETS CONSIST OF:
     Accumulated net investment income - net of distributions       $    21,552
     Accumulated net realized (loss)                                   (220,761)
     Net unrealized appreciation                                        478,566
     Paid-in capital  applicable  to 905,312 no par value
          shares of  beneficial interest outstanding;
          unlimited number of shares authorized                       8,116,966
                                                                    -----------

NET ASSETS                                                          $ 8,396,323
                                                                    ===========

NET ASSET VALUE PER SHARE                                           $      9.27
                                                                    ===========

          See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                                 March 31, 1999
                                    Unaudited

                                                       Shares           Value
                                                       ------           -----
COMMON STOCK - 45.0%
Communications - 16.0%
     Associated Group Inc. - Class A*                   5,440         $  269,620
     Scientific Atlanta Inc.                           13,500            367,875
     Teligent Inc. - Class A*                           6,000            249,750
     MCI Worldcom Inc.                                  5,250            464,953
Computers and Technology - 15.0%
     Cisco Systems Inc.*                                2,250            246,516
     Micron Technology Inc.                             6,300            303,975
     America Online*                                    4,800            700,800
     Internet Advisory Company*                         2,000             19,375
Medical - 3.3%
     Atlantic Pharmaceuticals Inc.*                     6,000              8,250
     Interneuron Pharmaceuticals*                       7,200             20,700
     LCA-Vision Inc.*                                   1,725              6,900
     Sunrise Technologies International Inc.*          22,000            242,000
Restaurants - 1.2%
     Nathan's Famous Inc.*                             29,500            103,250
Transportation - 4.2%
     Noble International Ltd.*                         33,500            355,938
Insurance - 4.3%
     Aetna Inc.                                         4,400            365,200
Other - 1.0%
     Harris & Harris Group Inc.                        33,250             61,306
                                                                      ----------

          Total common stocks (cost $3,307,842)                        3,786,408
                                                                      ----------

SHORT-TERM INVESTMENTS - 03%
     Rydex Series Trust - U.S. Government Money
       Market Fund (seven day yield, cost $26,049)     26,049             26,049
                                                                      ----------

            Total investments in securities - 45.3% of net
                 assets (cost $3,333,891)                             $3,812,457
                                                                      ==========

----------------------------------------------
*  Non-income producing security

                 See accompanying notes to financial statements.

                       IMPACT MAMAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                             STATEMENT OF OPERATIONS
                     For the Six Months Ended March 31, 1999
                                    Unaudited


INVESTMENT INCOME
     Interest income                                                  $  100,978
     Dividend income                                                      12,855
                                                                      ----------

               Total income                                              113,833
                                                                      ----------
EXPENSES
     Investment advisory fee                                              43,106
     Distribution expenses                                                34,484
                                                                      ----------

               Total expenses                                             77,590
                                                                      ----------

               Net investment income                                      36,243
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
     Net realized gain (loss) on securities                                    0
     Change in net unrealized appreciation on securities                 794,213
                                                                      ----------

               Net realized and unrealized gain                          794,213
                                                                      ----------

Net increase in net assets resulting from operations                  $  830,456
                                                                      ==========

                 See accompanying notes to financial statements.

                        MPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                     For the Six Months Ended March 31, 1999
                                    Unaudited

                                                                      Six Months
                                                                         Ended        Year Ended
                                                                    March 31, 1999   September 30,
                                                                      (Unaudited)         1998
                                                                      -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
     Operations
          Net investment income gain (loss)                           $    36,243     $    27,949
          Net realized gain (loss) on securities                                0        (220,761)
          Change in net unrealized appreciation
               (depreciation) on securities                               794,213        (312,975)
                                                                      -----------     -----------
                    Increase (decrease) in net assets resulting
                         from operations                                  830,456        (505,787)
                                                                      -----------     -----------

     Distributions to shareholders from net investment income             (39,454)         (3,170)
                                                                      -----------     -----------
     Beneficial interest share transactions*
          Shares sold                                                   4,865,972       4,615,307
          Shares redeemed                                              (1,226,033)       (685,350)
          Shares issued for reinvestment of distributions                  39,454           3,170
                                                                      -----------     -----------

                    Increase in net assets from share transactions      3,679,393       3,933,127
                                                                      -----------     -----------

                    Total increase in net assets                        4,470,395       3,424,170
                                                                      -----------     -----------
Net assets
     Beginning of period                                                3,925,928         501,758
                                                                      -----------     -----------
     End of period (including undistributed net investment
          income (loss) of $195,502 and $24,762, respectively)        $ 8,396,323     $ 3,925,928
                                                                      ===========     ===========
*  Share information
          Shares sold                                                     567,852         495,928
          Shares redeemed                                                (138,576)        (75,342)
          Shares issued for reinvestment of distributions                   4,524             359
                                                                      -----------     -----------

                    Increase in shares outstanding                        433,800         420,945
                                                                      ===========     ===========

                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited


Note 1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          -----------------------------------------------------------

     A.   General Description

          IMPACT Management Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 18, 1996. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Impact Total Return Portfolio, f/k/a IMPACT Management Growth Portfolio (the "Fund") is the initial Series of the Trust. The Trust commenced operations on June 17, 1997, with the sale of 10,000 shares of beneficial interest of the Fund to Jordan American Holdings, Inc., d/b/a Equity Assets Management (the "Investment Advisor"), for cash in the amount of $100,000. The Trust commenced investing in securities on September 16, 1997.

          Effective May 1, 1999, the Trust changed the name of the Portfolio to the Impact Total Return Portfolio consistent with the changes made to the investment objective and policies. Effective May 1, 1999, the Trust offers four classes of shares of beneficial interest.

     B.   Security Valuation

          Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market are valued at the mean between the last closing bid and asked prices in the market on that day.

     C.   Method of Reporting

          The financial statements are presented in accordance with generally accepted accounting principles, which require the use of certain estimates made by the Fund's management. The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.

     D.   Federal Income Taxes

          No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all its taxable income to its shareholders

Note 2.   INVESTMENT TRANSACTIONS
          -----------------------

          Purchases and sales of investment securities, other than short-term investments, during the period were $2,573,221 and $0.00, respectively. At March 31, 1999, the aggregate cost of investments for federal income tax and financial reporting purposes was $3,333,891.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited


Note 3.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          ---------------------------------------------------------------

          The Trust has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor makes investment decisions with respect to the assets of the Fund and reviews, supervises and administers the investment program of the Fund. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The investment advisory fee is calculated daily and paid monthly.

          Effective May 1, 1999, the Trust and the Investment Advisor entered into a sub-investment advisory agreement with Schneider Capital Management in which the sub-advisor receives from the advisor an annual investment advisory fee equal to .60% of the Fund's average daily net assets.

          Effective May 5, 1998, a Distribution Plan was adopted by the Trust pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Fund pays or reimburses the Investment Advisor affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Fund's shares in an amount up to 1% per annum of the average daily net assets of the Fund. Effective May 1, 1999, this plan was amended to change the name of the Portfolio to Impact Total Return Portfolio, Retail Class.

          Also, effective May 1, 1999, a Distribution Plan was adopted by the Trust for the Traditional Class and Wholesale Class pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Fund pays or reimburses the Investment Advisor affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Fund's shares in an amount up to .25% per annum of the average daily net assets of each class.

          A wholly-owned subsidiary of the Investment Advisor, IMPACT Financial Network, Inc., a broker and dealer in securities registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc., earned brokerage fees on the Fund's purchases and sales of investment securities aggregating approximately $7,695 and was reimbursed $34,484 pursuant to the provisions of the Distribution Plan for the six months ended March 31, 1999.

          Certain officers of the Trust and members of the Board of Trustees are also officers and directors of the Investment Advisor.

Note 4.   ADMINISTRATIVE SERVICES
          -----------------------

          Effective May 5, 1998, the Trust entered into an administrative service agreement with Impact Administrative Services, Inc. ("IASI"), a wholly-owned subsidiary of the Investment Advisor. Under the agreement, IASI provides administrative personnel and services necessary to operate the Fund including transfer agent and dividend disbursing agent services. IASI bears substantially all operating expenses of the Fund, excluding brokerage fees, interest charges and taxes. For these services, IASI is paid a fee of $165.00 per account, per year. One twelfth of the annual fee paid to IASI is charged to shareholder accounts at each month end as redemption of shares of beneficial interest. In addition, when a shareholder closes an account, IASI is paid a fee of $2.00 which is charged to the shareholder as redemption of shares of beneficial interest. Prior to May 5, 1998, the Trust had an administrative service agreement with Impact Management Services, Inc. ("IMSI")

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited


          with substantially the same terms and an identical fee structure. Total fees charged to shareholder accounts under these agreements amounted to $14,500 for the period ended March 31, 1999.

          Effective May 1, 1999, the Trust amended the administrative service agreement with IASI that changes the fee structure. Effective May 1, 1999, IASI is paid a fee equal to .35% of the Fund's average daily net assets.